Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Goodwill	$71,045	$71,045
Less: Foreign exchange translation	$(3,740)	$-
Total Goodwill	$67,305	$71,045

	Year ended Dec 31, 2021	Year ended Dec 31, 2020
	(Audited)	(Audited)
Goodwill	$71,045	$-
Total Goodwill	$71,045	$-